Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Intangible assets	$ 21,929,000
Total assets acquired	7,064,000
Other labilities	605,000
Total liabilities assumed	38,730,000
Net assets acquired	21,814,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	13.9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	10,342,000
Total consideration	60,544,000
Level 3 [Member]
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	(12,694,000)	$ (18,603,000)
Fair Value, Inputs, Level 1
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Contingent consideration	(596,000)	$ (1,994,000)
UltiMaker [Member]
Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 30,100,000